UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23597

Allspring Exchange-Traded Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 3 of its series: Allspring LT Large Core ETF, Allspring LT Large Growth ETF, and Allspring Special Large Value ETF.

Date of reporting period: July 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

LT Large Core ETF (ALRG)

July 31, 2025

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about LT Large Core ETF for the period from July 7, 2025 (commencement of operations) to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
LT Large Core ETF	$2	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

How did the Fund perform last year and what affected its performance?

The ALRG ETF was launched on July 7, 2025. During the abbreviated period from launch through the end of July, U.S. equities advanced, particularly in the latter half of July. Market sentiment was buoyed by several positive developments, including President Trump’s denial of any intention to dismiss the Federal Reserve chair and signs of easing trade tensions as the U.S. government assured NVIDIA that it would be permitted to resume sales of certain graphics processing units to China, while Chinese exports of rare earth magnets to the U.S. rebounded.

During the period, we exited one position in health care. Portfolio positioning at fiscal year-end remained broadly consistent with the beginning of the period, featuring overweights to industrials, information technology (IT), and financials, offset by underweights in health care, utilities, and consumer staples.

Positive performance was driven by strong stock selection in financials, health care, and communication services along with our underweight in health care. Conversely, stock selection in IT and energy as well as our underweight in utilities detracted from results.

Total return based on a $10,000 investment

	LT Large Core ETF	S&P 500 Index
7/7/2025	$10,000	$10,000
7/31/2025	$10,250	$10,181

LT Large Core ETF

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (7/7/25)
LT Large Core ETF	2.50
S&P 500 Index	1.81

KEY FUND STATISTICS

Total net assets	$8,008,387
# of portfolio holdings	50
Portfolio turnover rate	2%
Total advisory fees paid	$1,420

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	35.9
Financials	15.9
Industrials	12.0
Consumer discretionary	12.0
Communication services	9.9
Health care	6.2
Energy	3.9
Consumer staples	3.0
Materials	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	9.7
Apple, Inc.	7.0
Amazon.com, Inc.	5.3
Broadcom, Inc.	4.9
Meta Platforms, Inc. Class A	4.6
Alphabet, Inc. Class C	3.9
JPMorgan Chase & Co.	3.2
Eaton Corp. PLC	2.3
RTX Corp.	2.2
Eli Lilly & Co.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

ARALRG 07-25

Annual Shareholder Report

LT Large Growth ETF (AGRW)

July 31, 2025

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about LT Large Growth ETF for the period from March 26, 2025 (commencement of operations) to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
LT Large Growth ETF	$13	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

How did the Fund perform last year and what affected its performance?

The April–July 2025 period was marked by heightened volatility. U.S. equities initially declined following President Trump’s “Liberation Day” tariff announcement but rebounded sharply after a 90-day postponement to facilitate negotiations with trading partners.

During the period, we initiated one new position and exited another position, both within consumer staples. Portfolio positioning at fiscal year-end remained broadly consistent with the beginning of the period, featuring overweight allocations to health care, communication services, and industrials, offset by underweights in information technology, consumer discretionary, and consumer staples.

The ETF remains underweight the Magnificent Seven. We remain constructive on the long-term fundamentals of this group, but we believe it is prudent to diversify beyond the largest benchmark names.

Positive performance was driven by strong stock selection in industrials and communication services along with our underweight in consumer staples. Conversely, stock selection in health care and financials as well as our overweight in health care detracted from results.

Total return based on a $10,000 investment

	LT Large Growth ETF	Russell 1000® Growth Index	Russell 3000® Index
3/26/2025	$10,000	$10,000	$10,000
3/31/2025	$9,640	$9,697	$9,806
4/30/2025	$9,818	$9,863	$9,740
5/31/2025	$10,647	$10,745	$10,357
6/30/2025	$11,403	$11,441	$10,883
7/31/2025	$11,778	$11,873	$11,123

LT Large Growth ETF

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (3/26/25)
LT Large Growth ETF	17.78
Russell 1000® Growth Index	18.73
Russell 3000® Index	11.23

KEY FUND STATISTICS

Total net assets	$124,835,513
# of portfolio holdings	46
Portfolio turnover rate	1%
Total advisory fees paid	$122,084

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	49.1
Communication services	14.2
Consumer discretionary	10.3
Health care	9.9
Industrials	7.0
Financials	6.5
Materials	1.1
Real estate	1.0
Consumer staples	0.9

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	14.7
Microsoft Corp.	9.7
Amazon.com, Inc.	6.5
Apple, Inc.	6.0
Alphabet, Inc. Class C	5.7
Meta Platforms, Inc. Class A	5.2
Broadcom, Inc.	4.6
Visa, Inc. Class A	2.6
Arista Networks, Inc.	2.4
Cadence Design Systems, Inc.	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

ARAGRW 07-25

Annual Shareholder Report

Special Large Value ETF (ASLV)

July 31, 2025

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Special Large Value ETF for the period from March 26, 2025 (commencement of operations) to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Special Large Value ETF	$13	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

How did the Fund perform last year and what affected its performance?

Over the four-month period, the Fund outperformed its strategy benchmark, driven by stock selection and sector positioning. The period began with fears around tariffs and a pause in rate cuts leading to a potential recession. However, a delay in tariff implementation caused a significant rally off the April 8 stock market lows.

Since its inception, the Fund made minor changes to sector positioning, adding to its consumer discretionary weighting while reducing weight in industrials. Citigroup, Inc. was the largest contributor, as it is in the process of exiting its less-profitable, non-core franchises and eliminating managerial layers to improve its return structure and reduce its capital needs, with a goal of creating a more durable and higher-growth cash flow. The largest detractor was Fiserv, Inc., a leading provider of merchant acceptance, financial technology, and related services to financial institutions. Shares underperformed on disappointing volumes affected by headwinds and management’s more cautious guidance. We believe Fiserv’s competitive position and growth opportunities remain largely unchanged, and we see an attractive reward/risk profile.

Total return based on a $10,000 investment

	Special Large Value ETF	Russell 1000® Value Index	Russell 3000® Index
3/26/2025	$10,000	$10,000	$10,000
3/31/2025	$9,899	$9,933	$9,806
4/30/2025	$9,771	$9,631	$9,740
5/31/2025	$10,157	$9,969	$10,357
6/30/2025	$10,551	$10,310	$10,883
7/31/2025	$10,595	$10,369	$11,123

Special Large Value ETF

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (3/26/25)
Special Large Value ETF	5.95
Russell 1000® Value Index	3.69
Russell 3000® Index	11.23

KEY FUND STATISTICS

Total net assets	$247,296,639
# of portfolio holdings	46
Portfolio turnover rate	6%
Total advisory fees paid	$203,895

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.1
Industrials	15.3
Health care	14.0
Consumer discretionary	10.3
Information technology	9.9
Consumer staples	7.7
Energy	5.8
Materials	4.8
Communication services	4.6
Real estate	3.5
Utilities	3.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.5
Canadian Pacific Kansas City Ltd.	4.4
Bank of America Corp.	3.9
Intercontinental Exchange, Inc.	3.8
Citigroup, Inc.	3.7
Berkshire Hathaway, Inc. Class B	3.2
Mondelez International, Inc. Class A	3.1
D.R. Horton, Inc.	3.0
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

ARASLV 07-25

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Exchange-Traded Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Exchange-Traded Funds Trust has determined that Isaiah Harris, Jr. is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in the last fiscal year for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fiscal year ended July 31, 2025
Audit fees	$75,000
Audit-related fees	—
Tax fees (1)	—
All other fees	—

$75,000

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Exchange-Traded Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring LT Large Core ETF (ALRG)
Long Form Financial Statements
Annual Report
July 31, 2025

Allspring LT Large Core ETF | 1

Portfolio of investments—July 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 99.20%
Communication services: 9.80%
Entertainment: 1.33%
Netflix, Inc.†	92	$106,665
Interactive media & services: 8.47%
Alphabet, Inc. Class C	1,620	312,433
Meta Platforms, Inc. Class A	473	365,837
		678,270
Consumer discretionary: 11.89%
Broadline retail: 5.28%
Amazon.com, Inc.†	1,806	422,802
Hotels, restaurants & leisure: 4.13%
Hilton Worldwide Holdings, Inc.	486	130,287
McDonald’s Corp.	410	123,029
Starbucks Corp.	870	77,569
		330,885
Household durables: 1.10%
Garmin Ltd.	405	88,598
Specialty retail: 1.38%
Home Depot, Inc.	300	110,253
Consumer staples: 3.04%
Consumer staples distribution & retail: 1.01%
Walmart, Inc.	825	80,833
Food products: 0.99%
Mondelez International, Inc. Class A	1,230	79,569
Personal care products: 1.04%
Unilever PLC ADR	1,425	83,263
Energy: 3.86%
Oil, gas & consumable fuels: 3.86%
Suncor Energy, Inc.	3,990	157,445
TotalEnergies SE ADR	2,550	151,853
		309,298
Financials: 15.78%
Banks: 6.21%
Citigroup, Inc.	1,725	161,633
JPMorgan Chase & Co.	855	253,285
Regions Financial Corp.	3,270	82,829
		497,747
The accompanying notes are an integral part of these financial statements.
2 | Allspring LT Large Core ETF

Portfolio of investments—July 31, 2025

	Shares	Value
Capital markets: 3.66%
BlackRock, Inc.	122	$134,933
Blackstone, Inc.	915	158,259
		293,192
Financial services: 3.33%
Berkshire Hathaway, Inc. Class B†	230	108,532
Visa, Inc. Class A	457	157,880
		266,412
Insurance: 2.58%
Manulife Financial Corp.	3,540	109,598
Marsh & McLennan Cos., Inc.	486	96,811
		206,409
Health care: 6.16%
Biotechnology: 1.58%
AbbVie, Inc.	669	126,455
Health care equipment & supplies: 1.34%
Abbott Laboratories	849	107,135
Life sciences tools & services: 1.09%
Thermo Fisher Scientific, Inc.	186	86,989
Pharmaceuticals: 2.15%
Eli Lilly & Co.	233	172,436
Industrials: 11.90%
Aerospace & defense: 4.26%
Boeing Co.†	755	167,489
RTX Corp.	1,102	173,642
		341,131
Commercial services & supplies: 1.24%
Waste Management, Inc.	435	99,685
Electrical equipment: 2.29%
Eaton Corp. PLC	476	183,127
Ground transportation: 2.78%
Uber Technologies, Inc.†	1,413	123,991
Union Pacific Corp.	445	98,776
		222,767
Machinery: 1.33%
Xylem, Inc.	735	106,296
Information technology: 35.60%
Communications equipment: 1.48%
Motorola Solutions, Inc.	270	118,525
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Core ETF | 3

Portfolio of investments—July 31, 2025

	Shares	Value
Electronic equipment, instruments & components: 2.15%
Keysight Technologies, Inc.†	435	$71,301
TE Connectivity PLC	490	100,817
		172,118
IT services: 0.85%
Cognizant Technology Solutions Corp. Class A	945	67,813
Semiconductors & semiconductor equipment: 12.31%
Advanced Micro Devices, Inc.†	729	128,530
Analog Devices, Inc.	435	97,714
ASML Holding NV	103	71,555
Broadcom, Inc.	1,346	395,320
Lam Research Corp.	1,275	120,921
NVIDIA Corp.	966	171,823
		985,863
Software: 11.77%
Adobe, Inc.†	205	73,326
Microsoft Corp.	1,453	775,176
Salesforce, Inc.	365	94,290
		942,792
Technology hardware, storage & peripherals: 7.04%
Apple, Inc.	2,715	563,553
Materials: 1.17%
Chemicals: 1.17%
Ecolab, Inc.	357	93,448
Total common stocks (Cost $7,742,759)		7,944,329

		Yield
Short-term investments: 0.79%
Investment companies: 0.79%
Allspring Government Money Market Fund Select Class♠∞		4.24%	63,115	63,115
Total short-term investments (Cost $63,115)				63,115
Total investments in securities (Cost $7,805,874)	99.99%			8,007,444
Other assets and liabilities, net	0.01			943
Total net assets	100.00%			$8,008,387

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.
4 | Allspring LT Large Core ETF

Portfolio of investments—July 31, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$63,140	$(25)	$0	$0	$63,115	63,115	$167
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Core ETF | 5

Statement of assets and liabilities—July 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $7,742,759)	$7,944,329
Investments in affiliated securities, at value (cost $63,115)	63,115
Receivable for dividends	2,363
Total assets	8,009,807
Liabilities
Management fee payable	1,420
Total liabilities	1,420
Total net assets	$8,008,387
Net assets consist of
Paid-in capital	$7,807,308
Total distributable earnings	201,079
Total net assets	$8,008,387
Net asset value per share
Based on $8,008,387 divided by 315,000 shares issued and outstanding (unlimited number of shares authorized)	$25.42
The accompanying notes are an integral part of these financial statements.
6 | Allspring LT Large Core ETF

Statement of operations—year ended July 31, 20251
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $29)	$2,196
Income from affiliated securities	167
Total investment income	2,363
Expenses
Management fee	1,420
Total expenses	1,420
Net investment income	943
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,434)
Net change in unrealized gains (losses) on investments	201,570
Net realized and unrealized gains (losses) on investments	200,136
Net increase in net assets resulting from operations	$201,079
1 For the period from July 7, 2025 (commencement of operations) to July 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Core ETF | 7

Statement of changes in net assets
Statement of changes in net assets
	YEAR ENDED July 31, 2025[1]
Operations
Net investment income		$943
Net realized losses on investments		(1,434)
Net change in unrealized gains (losses) on investments		201,570
Net increase in net assets resulting from operations		201,079
Capital share transactions	Shares
Proceeds from shares sold	315,001	7,807,333
Payment for shares redeemed	(1)	(25)
Net increase in net assets resulting from capital share transactions		7,807,308
Total increase in net assets		8,008,387
Net assets
Beginning of period		0
End of period		$8,008,387
1 For the period from July 7, 2025 (commencement of operations) to July 31, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring LT Large Core ETF

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

Year ended July 31
2025[1]
Net asset value, beginning of period	$24.80
Net investment income	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	0.62
Total from investment operations	0.62
Net asset value, end of period	$25.42
Total return[4]	2.50%
Ratios to average net assets (annualized)
Expenses	0.28%
Net investment income	0.19%
Supplemental data
Portfolio turnover rate[5]	2%
Net assets, end of period (000s omitted)	$8,008

[1]	For the period from July 7, 2025 (commencement of operations) to July 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate excludes in-kind transactions, if any.

 | 9

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring LT Large Core ETF (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2025, the year the Fund commenced operations.
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
10 | Allspring LT Large Core ETF

Notes to financial statements
As of July 31, 2025, the aggregate cost of all investments for federal income tax purposes was $7,805,874 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$329,180
Gross unrealized losses	(127,610)
Net unrealized gains	$201,570
As of July 31, 2025, the Fund had capital loss carryforwards which consist of $1,434 in short-term capital losses.
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$784,935	$0	$0	$784,935
Consumer discretionary	952,538	0	0	952,538
Consumer staples	243,665	0	0	243,665
Energy	309,298	0	0	309,298
Financials	1,263,760	0	0	1,263,760
Health care	493,015	0	0	493,015
Industrials	953,006	0	0	953,006
Information technology	2,850,664	0	0	2,850,664
Materials	93,448	0	0	93,448
Short-term investments
Investment companies	63,115	0	0	63,115
Total assets	$8,007,444	$0	$0	$8,007,444
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
Allspring LT Large Core ETF | 11

Notes to financial statements
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.28% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the period from July 7, 2025 (commencement of operations) to July 31, 2025, the management fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the period from July 7, 2025 (commencement of operations) to July 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period from July 7, 2025 (commencement of operations) to July 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
Non-U.S. government	IN-KIND	Non-U.S. government
$151,488	$7,750,458	$157,753
6.
DISTRIBUTIONS TO SHAREHOLDERS
For the period from July 7, 2025 (commencement of operations) to July 31, 2025, the Fund did not have any distributions paid to shareholders.
As of July 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$943	$201,570	$(1,434)
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
12 | Allspring LT Large Core ETF

Notes to financial statements
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
10.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring LT Large Core ETF | 13

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Exchange-Traded Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring LT Large Core ETF (the Fund), one of the funds constituting Allspring Exchange-Traded Funds Trust, including the portfolio of investments, as of July 31, 2025, the related statements of operations and changes in net assets for the period from July 7, 2025 (commencement of operations) to July 31, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations, the changes in its net assets, and the financial highlights for the period from July 7, 2025 to July 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and transfer agent. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 24, 2025
14 | Allspring LT Large Core ETF

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring LT Large Core ETF | 15

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

16 | Allspring LT Large Core ETF

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRALRG 07-25

Allspring LT Large Growth ETF (AGRW)
Long Form Financial Statements
Annual Report
July 31, 2025

Allspring LT Large Growth ETF | 1

Portfolio of investments—July 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 99.55%
Communication services: 14.16%
Entertainment: 1.71%
Netflix, Inc.†	1,840	$2,133,296
Interactive media & services: 10.87%
Alphabet, Inc. Class C	36,577	7,054,240
Meta Platforms, Inc. Class A	8,420	6,512,365
		13,566,605
Media: 1.58%
Trade Desk, Inc. Class A†	22,743	1,977,731
Consumer discretionary: 10.27%
Broadline retail: 6.51%
Amazon.com, Inc.†	34,709	8,125,724
Distributors: 0.53%
Pool Corp.	2,144	660,652
Hotels, restaurants & leisure: 1.15%
Chipotle Mexican Grill, Inc. Class A†	33,431	1,433,521
Specialty retail: 2.08%
Tractor Supply Co.	20,356	1,159,274
Ulta Beauty, Inc.†	2,790	1,436,878
		2,596,152
Consumer staples: 0.90%
Consumer staples distribution & retail: 0.90%
Walmart, Inc.	11,446	1,121,479
Financials: 6.50%
Capital markets: 2.97%
Intercontinental Exchange, Inc.	6,317	1,167,571
Morgan Stanley	8,524	1,214,329
S&P Global, Inc.	2,408	1,327,049
		3,708,949
Financial services: 3.53%
Corpay, Inc.†	3,613	1,167,180
Visa, Inc. Class A	9,366	3,235,672
		4,402,852
Health care: 9.79%
Biotechnology: 2.14%
Neurocrine Biosciences, Inc.†	9,260	1,187,410
Vertex Pharmaceuticals, Inc.†	3,248	1,483,913
		2,671,323
The accompanying notes are an integral part of these financial statements.
2 | Allspring LT Large Growth ETF

Portfolio of investments—July 31, 2025

	Shares	Value
Health care equipment & supplies: 4.62%
Align Technology, Inc.†	6,154	$793,928
Boston Scientific Corp.†	17,935	1,881,740
DexCom, Inc.†	17,498	1,413,314
Intuitive Surgical, Inc.†	3,482	1,675,155
		5,764,137
Health care providers & services: 0.71%
UnitedHealth Group, Inc.	3,560	888,434
Life sciences tools & services: 0.74%
Danaher Corp.	4,698	926,258
Pharmaceuticals: 1.58%
Eli Lilly & Co.	2,664	1,971,546
Industrials: 6.94%
Aerospace & defense: 1.58%
TransDigm Group, Inc.	1,224	1,968,755
Electrical equipment: 1.64%
Vertiv Holdings Co. Class A	14,119	2,055,727
Ground transportation: 3.72%
Canadian Pacific Kansas City Ltd.	19,391	1,426,208
Uber Technologies, Inc.†	21,921	1,923,568
XPO, Inc.†	10,771	1,295,643
		4,645,419
Information technology: 48.86%
Communications equipment: 2.42%
Arista Networks, Inc.†	24,529	3,022,463
Electronic equipment, instruments & components: 0.94%
Trimble, Inc.†	14,002	1,174,628
IT services: 1.06%
Okta, Inc.†	13,533	1,323,528
Semiconductors & semiconductor equipment: 20.34%
Analog Devices, Inc.	5,634	1,265,566
Broadcom, Inc.	19,592	5,754,170
NVIDIA Corp.	103,283	18,370,947
		25,390,683
Software: 18.12%
Adobe, Inc.†	3,300	1,180,377
Cadence Design Systems, Inc.†	6,778	2,471,055
Datadog, Inc. Class A†	13,947	1,952,301
Microsoft Corp.	22,645	12,081,108
Palo Alto Networks, Inc.†	9,239	1,603,890
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Growth ETF | 3

Portfolio of investments—July 31, 2025

	Shares	Value
Software(continued)
Salesforce, Inc.	5,575	$1,440,190
ServiceNow, Inc.†	2,005	1,890,956
		22,619,877
Technology hardware, storage & peripherals: 5.98%
Apple, Inc.	35,974	7,467,123
Materials: 1.11%
Chemicals: 1.11%
Ecolab, Inc.	5,283	1,382,878
Real estate: 1.02%
Real estate management & development: 1.02%
CoStar Group, Inc.†	13,386	1,274,213
Total common stocks (Cost $100,062,958)		124,273,953

		Yield
Short-term investments: 0.47%
Investment companies: 0.47%
Allspring Government Money Market Fund Select Class♠∞		4.24%	584,683	584,683
Total short-term investments (Cost $584,683)				584,683
Total investments in securities (Cost $100,647,641)	100.02%			124,858,636
Other assets and liabilities, net	(0.02)			(23,123)
Total net assets	100.00%			$124,835,513

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$2,189,687	$(1,605,004)	$0	$0	$584,683	584,683	$7,433
The accompanying notes are an integral part of these financial statements.
4 | Allspring LT Large Growth ETF

Statement of assets and liabilities—July 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $100,062,958)	$124,273,953
Investments in affiliated securities, at value (cost $584,683)	584,683
Cash	2,765
Receivable for dividends	10,648
Total assets	124,872,049
Liabilities
Management fee payable	36,536
Total liabilities	36,536
Total net assets	$124,835,513
Net assets consist of
Paid-in capital	$100,662,811
Total distributable earnings	24,172,702
Total net assets	$124,835,513
Net asset value per share
Based on $124,835,513 divided by 4,284,000 shares issued and outstanding (unlimited number of shares authorized)	$29.14
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Growth ETF | 5

Statement of operations—year ended July 31, 20251
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $516)	$124,526
Income from affiliated securities	7,433
Interest	3
Total investment income	131,962
Expenses
Management fee	122,084
Total expenses	122,084
Net investment income	9,878
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(48,162)
Unaffiliated in-kind redemptions	1,639,056
Foreign currency and foreign currency translations	(9)
Net realized gains on investments	1,590,885
Net change in unrealized gains (losses) on investments	24,210,995
Net realized and unrealized gains (losses) on investments	25,801,880
Net increase in net assets resulting from operations	$25,811,758
1 For the period from March 26, 2025 (commencement of operations) to July 31, 2025
The accompanying notes are an integral part of these financial statements.
6 | Allspring LT Large Growth ETF

Statement of changes in net assets
Statement of changes in net assets
	YEAR ENDED July 31, 2025[1]
Operations
Net investment income		$9,878
Net realized gains on investments		1,590,885
Net change in unrealized gains (losses) on investments		24,210,995
Net increase in net assets resulting from operations		25,811,758
Capital share transactions	Shares
Proceeds from shares sold	4,956,001	116,234,721
Payment for shares redeemed	(672,001)	(17,210,966)
Net increase in net assets resulting from capital share transactions		99,023,755
Total increase in net assets		124,835,513
Net assets
Beginning of period		0
End of period		$124,835,513
1 For the period from March 26, 2025 (commencement of operations) to July 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Growth ETF | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

Year ended July 31
2025[1]
Net asset value, beginning of period	$24.74
Net investment income	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	4.40
Total from investment operations	4.40
Net asset value, end of period	$29.14
Total return[4]	17.78%
Ratios to average net assets (annualized)
Expenses	0.35%
Net investment income	0.03%
Supplemental data
Portfolio turnover rate[5]	1%
Net assets, end of period (000s omitted)	$124,836

[1]	For the period from March 26, 2025 (commencement of operations) to July 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
8 | Allspring LT Large Growth ETF

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring LT Large Growth ETF (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring LT Large Growth ETF | 9

Notes to financial statements
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2025, the year the Fund commenced operations.
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of July 31, 2025, the aggregate cost of all investments for federal income tax purposes was $100,647,676 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$26,250,879
Gross unrealized losses	(2,039,919)
Net unrealized gains	$24,210,960
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions in-kind. At July 31, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$1,639,056	$(1,639,056)
As of July 31, 2025, the Fund had capital loss carryforwards which consist of $48,127 in short-term capital losses.
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
10 | Allspring LT Large Growth ETF

Notes to financial statements
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$17,677,632	$0	$0	$17,677,632
Consumer discretionary	12,816,049	0	0	12,816,049
Consumer staples	1,121,479	0	0	1,121,479
Financials	8,111,801	0	0	8,111,801
Health care	12,221,698	0	0	12,221,698
Industrials	8,669,901	0	0	8,669,901
Information technology	60,998,302	0	0	60,998,302
Materials	1,382,878	0	0	1,382,878
Real estate	1,274,213	0	0	1,274,213
Short-term investments
Investment companies	584,683	0	0	584,683
Total assets	$124,858,636	$0	$0	$124,858,636
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.35% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the period from March 26, 2025 (commencement of operations) to July 31, 2025, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring LT Large Growth ETF | 11

Notes to financial statements
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the period from March 26, 2025 (commencement of operations) to July 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period from March 26, 2025 (commencement of operations) to July 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
Non-U.S. government	IN-KIND	Non-U.S. government	IN-KIND
$3,099,782	$113,267,108	$911,840	$16,982,985
6.
DISTRIBUTIONS TO SHAREHOLDERS
For the period from March 26, 2025 (commencement of operations) to July 31, 2025, the Fund did not have any distributions paid to shareholders.
As of July 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$9,870	$24,210,960	$(48,127)
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
10.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be
12 | Allspring LT Large Growth ETF

Notes to financial statements
allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring LT Large Growth ETF | 13

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Exchange-Traded Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring LT Large Growth ETF (the Fund), one of the funds constituting Allspring Exchange-Traded Funds Trust, including the portfolio of investments, as of July 31, 2025, the related statements of operations and changes in net assets for the period from March 26, 2025 (commencement of operations) to July 31, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations, the changes in its net assets, and the financial highlights for the period from March 26, 2025 to July 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and transfer agent. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 24, 2025
14 | Allspring LT Large Growth ETF

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring LT Large Growth ETF | 15

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

16 | Allspring LT Large Growth ETF

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRAGRW 07-25

Allspring Special Large Value ETF (ASLV)
Long Form Financial Statements
Annual Report
July 31, 2025

Allspring Special Large Value ETF | 1

Portfolio of investments—July 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 97.98%
Communication services: 4.52%
Interactive media & services: 4.52%
Alphabet, Inc. Class C	57,987	$11,183,373
Consumer discretionary: 10.06%
Automobiles: 2.40%
General Motors Co.	111,092	5,925,647
Broadline retail: 2.45%
Amazon.com, Inc.†	25,907	6,065,088
Household durables: 3.01%
D.R. Horton, Inc.	52,117	7,444,392
Textiles, apparel & luxury goods: 2.20%
NIKE, Inc. Class B	72,839	5,440,345
Consumer staples: 7.56%
Consumer staples distribution & retail: 1.89%
Walmart, Inc.	47,679	4,671,588
Food products: 3.14%
Mondelez International, Inc. Class A	120,243	7,778,520
Personal care products: 2.53%
Unilever PLC ADR	107,037	6,254,172
Energy: 5.70%
Oil, gas & consumable fuels: 5.70%
ConocoPhillips	49,581	4,727,053
EOG Resources, Inc.	25,450	3,054,509
Exxon Mobil Corp.	56,621	6,321,168
		14,102,730
Financials: 20.65%
Banks: 8.72%
Bank of America Corp.	203,500	9,619,445
Citigroup, Inc.	97,606	9,145,682
JPMorgan Chase & Co.	9,437	2,795,617
		21,560,744
Capital markets: 3.80%
Intercontinental Exchange, Inc.	50,896	9,407,108
Financial services: 6.59%
Berkshire Hathaway, Inc. Class B†	16,945	7,996,007
Fiserv, Inc.†	33,399	4,640,457
Rocket Cos., Inc. Class A	247,641	3,657,657
		16,294,121
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Large Value ETF

Portfolio of investments—July 31, 2025

	Shares	Value
Insurance: 1.54%
American International Group, Inc.	48,957	$3,800,532
Health care: 13.69%
Biotechnology: 1.50%
Vertex Pharmaceuticals, Inc.†	8,125	3,712,069
Health care equipment & supplies: 2.52%
Medtronic PLC	69,190	6,243,705
Health care providers & services: 5.33%
Cigna Group	22,159	5,924,874
Labcorp Holdings, Inc.	27,865	7,247,129
		13,172,003
Life sciences tools & services: 2.37%
Danaher Corp.	29,712	5,858,018
Pharmaceuticals: 1.97%
Johnson & Johnson	29,537	4,865,925
Industrials: 15.02%
Aerospace & defense: 1.64%
RTX Corp.	25,741	4,056,009
Electrical equipment: 1.01%
Eaton Corp. PLC	6,517	2,507,220
Ground transportation: 4.36%
Canadian Pacific Kansas City Ltd.	146,417	10,768,970
Industrial conglomerates: 2.54%
3M Co.	6,350	947,547
Honeywell International, Inc.	23,951	5,325,505
		6,273,052
Machinery: 0.98%
Caterpillar, Inc.	5,539	2,426,193
Trading companies & distributors: 4.49%
AerCap Holdings NV	56,448	6,054,048
Air Lease Corp. Class A	91,259	5,055,749
		11,109,797
Information technology: 9.68%
IT services: 3.10%
Accenture PLC Class A	20,539	5,485,967
International Business Machines Corp.	8,609	2,179,368
		7,665,335
Semiconductors & semiconductor equipment: 2.03%
NXP Semiconductors NV	23,452	5,013,334
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Value ETF | 3

Portfolio of investments—July 31, 2025

	Shares	Value
Software: 4.55%
Cadence Design Systems, Inc.†	12,673	$4,620,196
Microsoft Corp.	12,457	6,645,809
		11,266,005
Materials: 4.68%
Chemicals: 1.69%
CF Industries Holdings, Inc.	18,295	1,698,325
Sherwin-Williams Co.	7,495	2,479,945
		4,178,270
Construction materials: 2.99%
Amrize Ltd.†	72,995	3,731,505
Vulcan Materials Co.	13,281	3,647,892
		7,379,397
Real estate: 3.42%
Real estate management & development: 1.52%
CBRE Group, Inc. Class A†	24,113	3,755,359
Specialized REITs: 1.90%
Public Storage	17,277	4,698,307
Utilities: 3.00%
Electric utilities: 3.00%
NextEra Energy, Inc.	104,424	7,420,370
Total common stocks (Cost $227,474,021)		242,297,698

		Yield
Short-term investments: 1.57%
Investment companies: 1.57%
Allspring Government Money Market Fund Select Class♠∞		4.24%	3,873,742	3,873,742
Total short-term investments (Cost $3,873,742)				3,873,742
Total investments in securities (Cost $231,347,763)	99.55%			246,171,440
Other assets and liabilities, net	0.45			1,125,199
Total net assets	100.00%			$247,296,639

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Large Value ETF

Portfolio of investments—July 31, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$19,331,712	$(15,457,970)	$0	$0	$3,873,742	3,873,742	$30,024
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Value ETF | 5

Statement of assets and liabilities—July 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $227,474,021)	$242,297,698
Investments in affiliated securities, at value (cost $3,873,742)	3,873,742
Cash	389,357
Receivable for Fund shares sold	1,129,482
Receivable for investments sold	1,108,890
Receivable for dividends	43,865
Total assets	248,843,034
Liabilities
Payable for Fund shares redeemed	1,106,471
Payable for investments purchased	373,590
Management fee payable	66,332
Accrued expenses and other liabilities	2
Total liabilities	1,546,395
Total net assets	$247,296,639
Net assets consist of
Paid-in capital	$231,889,399
Total distributable earnings	15,407,240
Total net assets	$247,296,639
Net asset value per share
Based on $247,296,639 divided by 9,387,000 shares issued and outstanding (unlimited number of shares authorized)	$26.34
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Large Value ETF

Statement of operations—year ended July 31, 20251
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $5,468)	$855,433
Income from affiliated securities	30,024
Interest	223
Total investment income	885,680
Expenses
Management fee	203,895
Total expenses	203,895
Net investment income	681,785
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(98,162)
Unaffiliated in-kind redemptions	4,704,996
Foreign currency and foreign currency translations	(60)
Net realized gains on investments	4,606,774
Net change in unrealized gains (losses) on investments	14,823,677
Net realized and unrealized gains (losses) on investments	19,430,451
Net increase in net assets resulting from operations	$20,112,236
1 For the period from March 26, 2025 (commencement of operations) to July 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Value ETF | 7

Statement of changes in net assets
Statement of changes in net assets
	YEAR ENDED July 31, 2025[1]
Operations
Net investment income		$681,785
Net realized gains on investments		4,606,774
Net change in unrealized gains (losses) on investments		14,823,677
Net increase in net assets resulting from operations		20,112,236
Capital share transactions	Shares
Proceeds from shares sold	10,605,001	258,425,247
Payment for shares redeemed	(1,218,001)	(31,240,844)
Net increase in net assets resulting from capital share transactions		227,184,403
Total increase in net assets		247,296,639
Net assets
Beginning of period		0
End of period		$247,296,639
1 For the period from March 26, 2025 (commencement of operations) to July 31, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Large Value ETF

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

Year ended July 31
2025[1]
Net asset value, beginning of period	$24.86
Net investment income	0.10 [2]
Net realized and unrealized gains (losses) on investments	1.38
Total from investment operations	1.48
Net asset value, end of period	$26.34
Total return[3]	5.95%
Ratios to average net assets (annualized)
Expenses	0.35%
Net investment income	1.17%
Supplemental data
Portfolio turnover rate[4]	6%
Net assets, end of period (000s omitted)	$247,297

[1]	For the period from March 26, 2025 (commencement of operations) to July 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Value ETF | 9

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Large Value ETF (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
10 | Allspring Special Large Value ETF

Notes to financial statements
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2025, the year the Fund commenced operations.
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of July 31, 2025, the aggregate cost of all investments for federal income tax purposes was $231,367,979 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$21,445,638
Gross unrealized losses	(6,642,177)
Net unrealized gains	$14,803,461
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions-in-kind. At July 31, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$4,704,996	$(4,704,996)
As of July 31, 2025, the Fund had capital loss carryforwards which consist of $77,946 in short-term capital losses.
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
Allspring Special Large Value ETF | 11

Notes to financial statements
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$11,183,373	$0	$0	$11,183,373
Consumer discretionary	24,875,472	0	0	24,875,472
Consumer staples	18,704,280	0	0	18,704,280
Energy	14,102,730	0	0	14,102,730
Financials	51,062,505	0	0	51,062,505
Health care	33,851,720	0	0	33,851,720
Industrials	37,141,241	0	0	37,141,241
Information technology	23,944,674	0	0	23,944,674
Materials	11,557,667	0	0	11,557,667
Real estate	8,453,666	0	0	8,453,666
Utilities	7,420,370	0	0	7,420,370
Short-term investments
Investment companies	3,873,742	0	0	3,873,742
Total assets	$246,171,440	$0	$0	$246,171,440
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.35% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the period from March 26, 2025 (commencement of operations) to July 31, 2025, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
12 | Allspring Special Large Value ETF

Notes to financial statements
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the period from March 26, 2025 (commencement of operations) to July 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period from March 26, 2025 (commencement of operations) to July 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
Non-U.S. government	IN-KIND	Non-U.S. government	IN-KIND
$30,709,391	$231,771,423	$9,512,112	$30,101,514
6.
DISTRIBUTIONS TO SHAREHOLDERS
For the period from March 26, 2025 (commencement of operations) to July 31, 2025, the Fund did not have any distributions paid to shareholders.
As of July 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$681,725	$14,803,461	$(77,946)
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
9.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This
Allspring Special Large Value ETF | 13

Notes to financial statements
information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
14 | Allspring Special Large Value ETF

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Exchange-Traded Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Special Large Value ETF (the Fund), one of the funds constituting Allspring Exchange-Traded Funds Trust, including the portfolio of investments, as of July 31, 2025, the related statements of operations and changes in net assets for the period from March 26, 2025 (commencement of operations) to July 31, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations, the changes in its net assets, and the financial highlights for the period from March 26, 2025 to July 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, transfer agent and broker, or by other appropriate auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 24, 2025
Allspring Special Large Value ETF | 15

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

16 | Allspring Special Large Value ETF

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Special Large Value ETF | 17

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRASLV 07-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Exchange-Traded Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: September 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: September 24, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: September 24, 2025